Acquisition - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 10, 2010	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Issue of ordinary shares for acquisition	65,934,066
Other expense in change of fair value of contingent receivable		$ 89	$ 107
Citylead Limited ("Citylead")
Business Acquisition [Line Items]
Cash consideration	500
Issue of ordinary shares for acquisition	65,934,066
Fair value per ordinary share	0.19